Intangibles Assets (Details) - Schedule of intangible assets - FaZe Clan Inc. [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Website development [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	3 years	3 years
Gross Carrying Value	$ 255	$ 211
Accumulated Amortization	94	75
Net Carrying Value	161	136
Talent acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	872	1,653
Accumulated Amortization	244	1,051
Net Carrying Value	$ 628	$ 602
Talent acquisition [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	2 years	2 years
Talent acquisition [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	3 years	3 years
Intangible assets, net [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 1,127	$ 1,864
Accumulated Amortization	338	1,126
Net Carrying Value	$ 789	$ 738